Share-Based Payments (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-Based Payments [Line Items]
Stock option grants to purchase (in Shares)				13,156,250	13,156,250
Exercised period		5 years	5 years
Accelerated amount (in Dollars) | $	$ 914
Weighted average contractual life of the stock option		3 years 8 months 12 days	3 years 8 months 12 days	4 years 1 month 6 days	4 years 1 month 6 days
Granted (in Shares)		706,000	706,000	475,000	475,000
Weighted average contractual life of the stock option		1 year 10 months 24 days	1 year 10 months 24 days	1 year 7 months 6 days	1 year 7 months 6 days
Weighted average exercise price of share options granted in share-based payment arrangement (in Dollars per share) | $ / shares			$ 2.96		$ 2.58
Board of Directors [Member]
Share-Based Payments [Line Items]
Stock option grants to purchase (in Shares)		9,010,000	9,010,000
Granted (in Shares)				475,000	475,000
Vest grant percentage				25.00%	25.00%
Additional vest grant percentage				25.00%	25.00%
Weighted average contractual life of the stock option				6 months	6 months
Weighted average exercise price of share options granted in share-based payment arrangement (in Dollars per share) | $ / shares		$ 2.41		$ 2.89
Executive Management [Member]
Share-Based Payments [Line Items]
Granted (in Shares)		706,000	706,000
Grant month		1 month	1 month
Weighted average contractual life of the stock option		6 months	6 months
Executive Management [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
Vest grant percentage		33.00%	33.00%
Additional vest grant percentage		25.00%	25.00%
Executive Management [Member] | Top of range [member]
Share-Based Payments [Line Items]
Vest grant percentage		50.00%	50.00%
Additional vest grant percentage		33.00%	33.00%
Share option [Member]
Share-Based Payments [Line Items]
Outstanding options exercisable (in Shares)	10,535,000